Expense Example {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2035 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2035 Fund- Class A
Expense Example:
1 year	$ 650
3 years	809
5 years	980
10 years	1,471
Fidelity Advisor Freedom Blend 2035 Fund- Class M
Expense Example:
1 year	451
3 years	665
5 years	895
10 years	1,551
Fidelity Advisor Freedom Blend 2035 Fund- Class C
Expense Example:
1 year	256
3 years	482
5 years	831
10 years	1,809
Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor
Expense Example:
1 year	54
3 years	169
5 years	293
10 years	649
Fidelity Advisor Freedom Blend 2035 Fund- Class Z
Expense Example:
1 year	44
3 years	137
5 years	237
10 years	$ 526